Janus Henderson Low Duration Multi-Sector Income Fund N-1A Cover	Dec. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	JANUS INVESTMENT FUND
Entity Central Index Key	0000277751
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025